Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment [Abstract]
Property, plant and equipment

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2010	482,233	533,134	154,966	286,484	1,456,817
Additions	38,528	244,123	31,015	29,129	342,795
Disposals	(2,876)	(187,181)	(1,103)	(1,844)	(193,004)
Effect of exchange rates	8,970	19,177	757	2,475	31,379

Balance, December 31, 2010	526,855	609,253	185,635	316,244	1,637,987
Additions	213,513	355,358	20,918	29,314	619,103
Disposals	-	(212,286)	(216)	(1,619)	(214,121)
Effect of exchange rates	1,773	11,698	323	1,040	14,834

Balance, December 31, 2011	742,141	764,023	206,660	344,979	2,057,803

Accumulated depreciation and impairment
Balance, January 1, 2010	92,043	339,493	114,929	254,992	801,457
Depreciation	28,125	79,970	14,919	21,548	144,562
Impairment charges	6,673	1,178	500	212	8,563
Disposals	(1,328)	(71,809)	(1,045)	(1,696)	(75,878)
Effect of exchange rates	1,996	9,194	438	2,324	13,952

Balance, December 31, 2010	127,509	358,026	129,741	277,380	892,656
Depreciation	27,362	99,968	13,128	17,575	158,033
Impairment charges	-	3,508	2,789	5,975	12,272
Disposals	-	(64,417)	(41)	(988)	(65,446)
Effect of exchange rates	1,006	4,715	158	799	6,678

Balance, December 31, 2011	155,877	401,800	145,775	300,741	1,004,193

Carrying amount
December 31, 2010	399,346	251,227	55,894	38,864	745,331
December 31, 2011	586,264	362,223	60,885	44,238	1,053,610